Summary of significant accounting policies - Plant and equipment, net (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	0.00%	0.00%
Cryptocurrency mining equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Amount of depreciation recorded for the mining equipment	$ 276,763	$ 276,763